Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 301,293	$ 292,325	$ 324,608
Short-term investments	618,343	520,844	66,798
Accounts receivable, net of allowance for doubtful accounts of $633 and $663 as of September 30, 2015 and December 31, 2014, respectively	24,019	23,189	20,375
Income tax receivable	1,680	1,900	3,340
Prepaid expenses and other current assets	18,269	17,913	9,309
Deferred tax assets	9,384	8,774	8,146
Total current assets	972,988	864,945	432,576
Property and equipment, net	60,773	56,173	39,807
Goodwill	460,049	493,671	507,611
Intangible assets, net	58,003	70,456	80,665
Non-marketable investments	39,549	35,285	10,112
Deferred tax assets	880	1,545	1,120
Other non-current assets	6,295	8,053	8,781
Total assets	1,598,537	1,530,128	1,080,672
Current liabilities:
Accounts payable	7,487	8,281	3,539
Income tax payable	907	1,344	1,992
Accrued expenses	50,446	50,255	54,625
Deferred revenue	193,769	170,522	151,991
Total current liabilities	252,609	230,402	212,147
Convertible senior notes, net	329,905	316,181
Deferred revenue, less current portion	2,981	3,179	2,983
Deferred tax liabilities	24,376	26,624	24,046
Other non-current liabilities	19,817	12,192	7,557
Total liabilities	629,688	$ 588,578	$ 246,733
Commitments and contingencies
Redeemable noncontrolling interests	9,033	$ 9,742	$ 10,584
Stockholders' equity
Common stock	10	9	9
Additional paid-in capital	1,076,292	1,022,586	908,632
Accumulated other comprehensive loss	(60,608)	(28,053)	(6,747)
Accumulated deficit	(55,878)	(62,734)	(78,539)
Total stockholders' equity	959,816	931,808	823,355
Total liabilities, redeemable noncontrolling interests and stockholders' equity	$ 1,598,537	$ 1,530,128	$ 1,080,672